Employee and contractor expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee and contractor expenses
Salaries and wages and employee benefits	$ 25,731,132	$ 14,575,551	$ 11,060,315
Contract labour	10,082,646	9,550,731	9,818,222
Stock-based compensation	2,779,312	8,495,189	725,316
Other staff expense	461,070	982,219	1,078,346
Total	$ 39,054,160	$ 33,603,690	$ 22,682,199